5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Interest expense	$ 1,587,685	$ 693,401